Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHWESTERN MUTUAL SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 01, 2016
Domestic Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Domestic Equity Portfolio – Summary
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is long-term growth of capital and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 14.15% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.15%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of U.S. issuers. Generally, the companies in which the Portfolio invests will have a market value of $5 billion or more. The Portfolio invests in a core group of 30-40 securities.

The Portfolio primarily invests in common stocks of large-capitalization companies, but may also invest in mid-capitalization companies, that its adviser believes have long-term capital appreciation potential. Typically, the Portfolio seeks securities the adviser believes are undervalued in relation to their intrinsic value. The intrinsic value of a company is the true worth of the business, which may not be fully reflected in the market price of its stock. The adviser seeks to determine a company’s intrinsic value as indicated by multiple factors, including the earnings and cash flow potential or the asset valuation of the respective issuers. On a selective basis, the adviser considers a company’s plans for future operation.

		The Portfolio may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Portfolio. In considering whether to sell a security, the Portfolio may evaluate, among other things, the factors listed above, the condition of the U.S. economy, the condition of non-U.S. economies, and changes in the condition and outlook in the issuer’s industry or sector.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.
  Active Management Risk – The adviser’s investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money.
  Equity Securities Risk – The value of equity securities, such as common stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities.
  Focus Risk – The Portfolio’s performance could be more closely tied to the value of a single security or small number of securities because, although classified as a diversified investment company, the Portfolio may hold large positions in a single or small number of securities. As a result, the Portfolio’s performance could be more volatile than the performance of funds that hold a greater number of securities.
  Investment Style Risk – A portfolio managed using a value style of investing, such as the Portfolio, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.
  Large Cap Company Risk – Investing in large cap stocks could cause the Portfolio to underperform in markets favoring faster growing companies. Large cap stocks tend to be more mature with fewer opportunities to grow and may not have the same growth potential as stocks with smaller capitalizations.
  Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.
  Mid Cap Company Risk – Investing in mid cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.
  Underlying Portfolio Risk – The Portfolio may serve as an investment option, or “Underlying Portfolio,” for other portfolios of Northwestern Mutual Series Fund, Inc. that are managed as “fund of funds.” As a result, from time to time, the Portfolio may experience relatively large investments or redemptions from those other portfolios and could be required to invest cash or sell securities at a time when it is not advantageous to do so.

Risk Lose Money [Text]	rr_RiskLoseMoney	Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio’s average annual total return over certain time periods and compares the Portfolio’s returns with those of a broad measure of market performance as well as with the average returns of a peer group of portfolios underlying variable insurance products with similar characteristics to those of the Portfolio. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio’s average annual total return over certain time periods and compares the Portfolio’s returns with those of a broad measure of market performance as well as with the average returns of a peer group of portfolios underlying variable insurance products with similar characteristics to those of the Portfolio.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns are based on past results and are not an indication of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Qtr: 3rd – ‘09 17.74% Worst Qtr: 4th – ‘08 -19.72%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for periods ended December 31, 2015)
Domestic Equity Portfolio | Domestic Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.54%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.56%
1 Year	rr_ExpenseExampleYear01	$ 57
3 Years	rr_ExpenseExampleYear03	179
5 Years	rr_ExpenseExampleYear05	313
10 Years	rr_ExpenseExampleYear10	$ 701
2006	rr_AnnualReturn2006	16.56%
2007	rr_AnnualReturn2007	(6.33%)
2008	rr_AnnualReturn2008	(38.49%)
2009	rr_AnnualReturn2009	29.52%
2010	rr_AnnualReturn2010	14.62%
2011	rr_AnnualReturn2011	0.91%
2012	rr_AnnualReturn2012	14.35%
2013	rr_AnnualReturn2013	34.03%
2014	rr_AnnualReturn2014	13.87%
2015	rr_AnnualReturn2015	(0.09%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Qtr:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Qtr:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.72%)
1 Yr	rr_AverageAnnualReturnYear01	(0.09%)
5 Yrs	rr_AverageAnnualReturnYear05	11.96%
10 Yrs	rr_AverageAnnualReturnYear10	5.78%
Domestic Equity Portfolio | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(3.83%)
5 Yrs	rr_AverageAnnualReturnYear05	11.27%
10 Yrs	rr_AverageAnnualReturnYear10	6.16%
Domestic Equity Portfolio | Lipper® Variable Insurance Products (VIP) Large Cap Value Funds Average (reflects deductions for fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(4.08%)
5 Yrs	rr_AverageAnnualReturnYear05	10.07%
10 Yrs	rr_AverageAnnualReturnYear10	5.54%